Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
Summary of Deferred Revenue

Deferred Revenue
At December 31, 2023	$—
Advanced consideration from gold sale prepayment agreement, net of transaction costs	111.1
Accretion expense	5.5
At December 31, 2024	$116.6